Investment in Securities	6 Months Ended
Sep. 30, 2025
Investments Schedule [Abstract]
Investment in Securities
8.	Investment in Securities
Investment in securities as of March 31, 2025 and September 30, 2025 consis ts of
the following:

	Millions of yen

	March 31, 2025	September 30, 2025
Equity securities *	¥626,910	¥689,443
Trading debt securities	0	834
Available-for-sale debt securities	2,607,637	2,703,054

Total	¥3,234,547	¥3,393,331

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥141,122 million as of March 31, 2025 and September 30, 2025, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 17 “Income and Expenses Relating to Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of September 30, 2024 and 2025 were losses of ¥1,992 million and gains of ¥64,276 million for the six months ended September 30, 2024 and 2025, respectively, which does not include net unrealized holding gains (losses) on investment funds and others that elected the fair value option.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities.
The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2025 and September 30, 2025, and for the six months ended September 30, 2024 and 2025.

	Millions of yen

	March 31, 2025			Six months ended September 30, 2024

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥89,554	¥(16,955)	¥3,643	¥(780)	¥634

	Millions of yen

	September 30, 2025			Six months ended September 30, 2025

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥101,878	¥(17,611)	¥15,095	¥(858)	¥12,363

Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. There were no net unrealized holding gains (losses) recognized on trading debt securities held as of September 30, 2024 for the six months ended September 30, 2024. Net unrealized holding gains (losses) on trading debt securities held as of September 30, 2025 were gains of
¥5 million for the six months ended September 30, 2025.
Certain subsidiaries elected the fair value option for certain investments in investment funds and others included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2025 and September 30, 2025, these investments were fair valued at ¥24,960 million and ¥24,488 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2025 and September 30, 2025, these investments were fair valued at ¥5,379 million and ¥5,335 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2025 and September 30, 2025, these investments were fair valued at ¥10,679 million and ¥11,676 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities in each major security type as of March 31, 2025 and September 30, 2025 are as follows:
March 31, 2025

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,520,672	¥0	¥1,325	¥(429,471)	¥1,092,526
Japanese prefectural and foreign municipal bond securities	439,565	(245)	2,408	(34,898)	406,830
Corporate debt securities	906,297	(34)	15,246	(118,964)	802,545
CMBS and RMBS in the Americas	106,578	0	1,053	(880)	106,751
Other asset-backed securities and debt securities	200,924	(391)	5,438	(6,986)	198,985

	¥3,174,036	¥(670)	¥25,470	¥(591,199)	¥2,607,637

September 30, 2025
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,607,338	¥0	¥153	¥(549,209)	¥1,058,282
Japanese prefectural and foreign municipal bond securities	440,413	(244)	4,320	(34,524)	409,965
Corporate debt securities	1,051,245	(8)	25,781	(135,899)	941,119
CMBS and RMBS in the Americas	131,783	0	1,505	(992)	132,296
Other asset-backed securities and debt securities	163,904	(519)	5,623	(7,616)	161,392

	¥3,394,683	¥(771)	¥37,382	¥(728,240)	¥2,703,054

The following table presents roll-forwards of the allowance for credit losses for the six months ended September 30, 2024 and 2025, respectively:

	Millions of yen
	Six months ended September 30, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥248	¥386	¥634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	35	35
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0	31	31
Increase (Decrease) from the effects of changes in foreign exchange rates	(14)	(146)	(160)

Ending	¥234	¥306	¥540

	Millions of yen
	Six months ended September 30, 2025
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset-backed securities and debt securities	Total
Beginning	¥245	¥34	¥391	¥670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	0	128	128
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(26)	0	(26)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1)	0	0	(1)

Ending	¥244	¥8	¥519	¥771

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and September 30, 2025, respectively:
March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	95,936	(3,409)	224,679	(31,734)	320,615	(35,143)
Corporate debt securities	152,094	(5,196)	427,837	(113,802)	579,931	(118,998)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(411)	35,183	(6,966)	91,854	(7,377)

	¥453,924	¥(18,904)	¥1,617,258	¥(572,965)	¥2,071,182	¥(591,869)

September 30, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥152,319	¥(19,752)	¥894,100	¥(529,457)	¥1,046,419	¥(549,209)
Japanese prefectural and foreign municipal bond securities	90,381	(1,971)	191,160	(32,797)	281,541	(34,768)
Corporate debt securities	113,776	(4,303)	407,541	(131,604)	521,317	(135,907)
CMBS and RMBS in the Americas	17,558	(36)	13,035	(956)	30,593	(992)
Other asset-backed securities and debt securities	12,734	(66)	36,697	(8,069)	49,431	(8,135)

	¥386,768	¥(26,128)	¥1,542,533	¥(702,883)	¥1,929,301	¥(729,011)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and September 30, 2025, respectively:
March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	94,691	(3,325)	220,950	(31,573)	315,641	(34,898)
Corporate debt securities	149,367	(5,128)	427,837	(113,802)	577,204	(118,930)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(340)	34,868	(6,553)	91,539	(6,893)

	¥449,952	¥(18,681)	¥1,613,214	¥(572,391)	¥2,063,166	¥(591,072)

September 30, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥152,319	¥(19,752)	¥894,100	¥(529,457)	¥1,046,419	¥(549,209)
Japanese prefectural and foreign municipal bond securities	90,381	(1,971)	186,271	(32,553)	276,652	(34,524)
Corporate debt securities	113,111	(4,291)	407,541	(131,604)	520,652	(135,895)
CMBS and RMBS in the Americas	17,558	(36)	13,035	(956)	30,593	(992)
Other asset-backed securities and debt securities	12,734	5	35,168	(7,411)	47,902	(7,406)

	¥386,103	¥(26,045)	¥1,536,115	¥(701,981)	¥1,922,218	¥(728,026)

The number of investment securities that were in an unrealized loss position as of March 31, 2025 and September 30, 2025 were 1,272 and 1,113, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.
As of March 31, 2025 and September 30, 2025, the amount of accrued revenues on available-for-sale
debt securities were ¥14,545 million and ¥14,761 million, respectively, which were included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2025 and September 30, 2025.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.

Credit losses related to
available-for-sale
debt securities recognized for the six months ended September 30, 2024 resulted from foreign other asset-backed securities and debt securities due to the deterioration of cash flows. Reversals of credit losses related to available-for-sale
debt securities recognized for the six months ended September 30, 2025 resulted from an increase in the fair value of foreign corporate debt securities for which credit losses had been recorded as of March 31, 2025. Additionally, credit losses were recognized for other overseas available-for-sale debt securities due to a deterioration of cash flows. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as an issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
There were no
available-for-sale
debt securities accounted for as purchased credit deterioration financial assets acquired for the six months ended September 30, 2024 and 2025.